Segment reporting - Major customers (Details) - customer	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Geographical information
Number of major customers			2
Customer A
Geographical information
Revenue percentage	64.00%	61.00%	64.00%	60.00%
Customer B
Geographical information
Revenue percentage	15.00%	16.00%	15.00%	16.00%